SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - segment	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of operating segments	4		5
Number of reporting units tested for goodwill	4
Freight Delivery And Global Reporting Unit [Member]
Number of reporting units tested for goodwill	2	2